Income Taxes - Schedule of Reconciliation of Federal Income Tax Rate to Company's Effective Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Reconciliation Of Federal Income Tax Rate To Companys Effective Tax Rate Abstract
U.S. federal statutory tax, Amount (in Dollars)					$ (3,075,328)
U.S. federal statutory tax, Percentage	21.00%			21.00%	21.00%	21.00%
Foreign tax effects
Statutory tax rate difference between Foreign and United States, Amount (in Dollars)					$ 0
Statutory tax rate difference between Foreign and United States, Percentage					0.00%
Other, Amount (in Dollars)					$ 0
Other, Percentage					0.00%
State taxes, net of federal tax benefit, Amount (in Dollars)					$ (440,377)
State taxes, net of federal tax benefit, Percentage					3.01%	3.35%
Return to income tax provision adjustments, Amount (in Dollars)					$ (164,991)
Return to income tax provision adjustments, Percentage					1.13%	(1.69%)
Goodwill impairment, Percentage						(22.60%)
Permanent differences, net, Percentage						0.61%
Change in valuation allowance, Amount (in Dollars)					$ 3,170,633
Change in valuation allowance, Percentage					(21.65%)	2.10%
Nontaxable or nondeductible items
Meals and entertainment, Amount (in Dollars)					$ 1,401
Meals and entertainment, Percentage					(0.01%)
Extinguishment of debt, Amount (in Dollars)					$ 37,550
Extinguishment of debt, Percentage					(0.26%)
Gain/loss on change in fair value of financial instruments, Amount (in Dollars)					$ 380,791
Gain/loss on change in fair value of financial instruments, Percentage					(2.60%)
Stock-based compensation, Amount (in Dollars)					$ 148,559
Stock-based compensation, Percentage					(1.02%)
Penalties, Amount (in Dollars)					$ 10,188
Penalties, Percentage					(0.07%)
Provision for income tax, Amount (in Dollars)	$ (17,899)	$ 1,728	$ 5,260	$ 15,233	$ 68,426	$ (1,642,901)
Provision for income tax, Percentage	(1.82%)	(0.17%)	0.49%	0.27%	(0.47%)	2.77%